N-2 - USD ($)		3 Months Ended									12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021 [11]
Prospectus:
Document Period End Date											Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key											0001817159
Amendment Flag											false
Entity Inv Company Type											N-2
Document Type											N-CSR
Entity Registrant Name											RiverNorth Flexible Municipal Income Fund II, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load	--	%*
Offering Expenses Borne by Common Shareholders of the Fund	--	%*
Dividend Reinvestment Plan Fees(1)	--	*
Preferred Shares Offering Expenses Borne by the Fund (as a percentage of net assets attributable to Common Shares)	--	%*
*	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.
(1)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]										(0.00%)
Dividend Reinvestment and Cash Purchase Fees	[1],[2]										$ (0)
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]										(0.00%)
Other Transaction Expenses [Percent]	[1]										(0.00%)
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 39.95% of the Fund’s Managed Assets)
Management fee(2)	2.34%
Leverage costs(3)(4)(5)	2.05%
Dividends on Preferred Shares(6)	–%
Other expenses	0.03%
Acquired fund fees and expenses (7)	1.59%
Total annual expenses	6.01%
(2)	The management fee paid by the Fund to RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to MacKay Shields LLC (the “Subadviser”) for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings and tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.34% of net assets attributable to Common Shares assuming the use of leverage in an amount of 39.95% of the Fund’s Managed Assets. The Fund's average Managed Assets for the fiscal year ended June 30, 2026 (which includes the use of leverage discussed in footnote (5)) were multiplied by the annual advisory fee rate and then divided by the Fund's average net assets for the same period to calculate the management fee as a percentage of the Fund's net assets attributable to Common Shares.
(3)	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”
(4)	The “Leverage Costs” include the expenses associated with the Fund’s tender option bond (“TOB”) transactions, including remarketing, administration and trustee services to a TOB issuer.
(5)	Interest and fees on leverage in the table reflect the cost to the Fund of borrowings and TOB transactions, expressed as a percentage of the Fund’s net assets as of June 30, 2026. The table assumes the use of leverage from borrowings and the proceeds of TOB transactions representing, in the aggregate, 39.95% of Managed Assets, which reflects approximately the percentage of the Fund's total average Managed Assets attributable to such leverage averaged over the year ended June 30, 2026, at a weighted average annual expense to the Fund of 3.05%.
(6)	As of the date of this report, the Fund has not issued any Preferred Shares. The applicable prospectus supplement will set forth the expense related to any Preferred Shares issued in the future.
(7)	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 1.59% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	[3]										2.34%
Dividend Expenses on Preferred Shares [Percent]	[4]										0.00%
Acquired Fund Fees and Expenses [Percent]	[5]										1.59%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[6],[7],[8]										2.05%
Other Annual Expenses [Percent]											0.03%
Total Annual Expenses [Percent]											6.01%
Expense Example [Table Text Block]

Example (8)

The example illustrates the expenses you would pay on a $1,000 investment in Common Shares, based on the fees and expenses set forth in the table above, assuming a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$60	$178	$293	$572

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(8)	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value (“NAV”) and that the Fund is engaged in leverage of 39.95% of Managed Assets, assuming interest and fees on leverage of 3.05%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on borrowings, as well as interest and fees payable for the Fund’s TOB transactions. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[9]										$ 60
Expense Example, Years 1 to 3	[9]										178
Expense Example, Years 1 to 5	[9]										293
Expense Example, Years 1 to 10	[9]										$ 572
Management Fee not based on Net Assets, Note [Text Block]											The management fee paid by the Fund to RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to MacKay Shields LLC (the “Subadviser”) for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings and tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.34% of net assets attributable to Common Shares assuming the use of leverage in an amount of 39.95% of the Fund’s Managed Assets. The Fund's average Managed Assets for the fiscal year ended June 30, 2026 (which includes the use of leverage discussed in footnote (5)) were multiplied by the annual advisory fee rate and then divided by the Fund's average net assets for the same period to calculate the management fee as a percentage of the Fund's net assets attributable to Common Shares.
Acquired Fund Fees and Expenses, Note [Text Block]											The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 1.59% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]											The 1.59% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Period/Fiscal Year Ended	Principal Amount Outstanding[1]	Asset Coverage Per $1,000[2]
June 30, 2026	$--	$--
June 30, 2025	$--	$--
June 30, 2024	$--	$--
June 30, 2023	$--	$--
June 30, 2022	$--	$--
June 30, 2021[3]	$--	$--

(1)	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
(2)	The asset coverage ratio is calculated by subtracting the Fund’s total liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
(3)	For the period February 24, 2021, commencement of operations, to June 30, 2021.

Senior Securities Amount	[10]	$ (0)				$ (0)				$ (0)	$ (0)	$ (0)	$ (0)	$ (0)
Senior Securities Coverage per Unit	[12]	$ (0)				$ (0)				$ (0)	$ (0)	$ (0)	$ (0)	$ (0)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives

There have been no changes in the Fund’s investment objectives since the prior disclosure date.

The Fund’s primary investment objective is to seek to provide current income exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of the Federal alternative minimum tax). The Fund’s secondary investment objective is total return.

Principal Investment Strategies and Policies

There have been no changes in the Fund’s Principal Investment Strategies and Policies since the prior disclosure date.

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing, directly or indirectly, at least 80% of its Managed Assets (defined below) in municipal bonds, the interest on which is, in the opinion of bond counsel to the issuers, generally excludable from gross income for regular U.S. federal income tax purposes, except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax (“Municipal Bonds”). In order to qualify to pay exempt-interest dividends, which are items of interest excludable from gross income for federal income tax purposes, the Fund seeks to invest at least 50% of its Managed Assets either directly (and indirectly through tender option bond transactions) in such Municipal Bonds or in other funds that are taxed as regulated investment companies.

Municipal Bonds are debt obligations, which may have a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Such territories of the United States include Puerto Rico. Municipal Bonds include, among other instruments, general obligation bonds, revenue bonds, municipal leases, certificates of participation, private activity bonds, moral obligation bonds, and tobacco settlement bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations.

The Fund seeks to allocate its assets between the two principal strategies described below. The Adviser determines the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations. Under normal market conditions, the Fund may allocate between 25% and 65% of its Managed Assets to the Tactical Municipal Closed-End Fund (“CEF”) Strategy (as described below) and 35% to 75% of its Managed Assets to the Municipal Bond Income Strategy (as described below).

Tactical Municipal CEF Strategy (25%-65% of Managed Assets). This strategy seeks to (i) generate returns through investments in other investment companies, consisting principally of CEFs and exchange-traded funds (“ETFs” and together with such other investment companies, the “Underlying Funds”), that invest, under normal market conditions, at least 80% of their net assets, plus the amount of any borrowings for investment purposes, in Municipal Bonds, and (ii) derive value from the discount and premium spreads associated with CEFs that invest, under normal market conditions, at least 80% of their net assets, plus the amount of any borrowings for investment purposes, in Municipal Bonds. All Underlying Funds will be registered under the Securities Act of 1933, as amended (the “Securities Act”).

Under normal market conditions, the Fund limits its investments in CEFs that have been in operation for less than one year to no more than 10% of the Fund’s Managed Assets allocated to the Tactical Municipal CEF Strategy. The Fund will not invest in inverse ETFs or leveraged ETFs. Under normal market conditions, the Fund may not invest more than 35% of its Managed Assets in the Tactical Municipal CEF Strategy in single state municipal CEFs. The Fund’s shareholders will indirectly bear the expenses, including the management fees, of the Underlying Funds.

Under Section 12(d)(1)(A) of the 1940 Act, the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of the Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. These limits may be exceeded when permitted under Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”). The Fund intends to rely on either Section 12(d)(1)(F) of the 1940 Act, which provides that the provisions of Section 12(d)(1)(A) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such Underlying Fund is owned by the Fund and all affiliated persons of the Fund, and (ii) certain requirements are met with respect to sales charges, or Rule 12d1-4.

The Fund may invest in Underlying Funds that invest in securities that are rated below investment grade, including those receiving the lowest ratings from S&P Global Ratings (“S&P”), Fitch Ratings, a part of the Fitch Group (“Fitch”), or Moody’s Investors Service, Inc. (“Moody’s”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Adviser or the Subadviser to be of comparable credit quality, which indicates that the security is in default or has little prospect for full recovery of principal or interest. Below investment grade securities (such as securities rated below BBB- by S&P or Fitch or below Baa3 by Moody’s) are commonly referred to as “junk” and “high yield” securities. Below investment grade securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The Underlying Funds in which the Fund invests may invest in securities receiving the lowest ratings from the NRSROs, including securities rated C by Moody’s or D- by S&P. Lower rated below investment grade securities are considered more vulnerable to nonpayment than other below investment grade securities and their issuers are more dependent on favorable business, financial and economic conditions to meet their financial commitments. The lowest rated below investment grade securities are typically already in default.

The Underlying Funds in which the Fund invests will not include those that are advised or subadvised by the Adviser, the Subadviser or their affiliates.

Municipal Bond Income Strategy (35%-75% of Managed Assets). This strategy seeks to capitalize on inefficiencies in the tax-exempt and tax-advantaged securities markets through investments in Municipal Bonds. The Fund may not directly invest more than 25% of the Managed Assets allocated to the Municipal Bond Income Strategy in Municipal Bonds in any one industry or in any one state of origin, and the Fund may not directly invest more than 5% of the Managed Assets allocated to this strategy in the Municipal Bonds of any one issuer, except that the foregoing industry and issuer restrictions shall not apply to general obligation bonds and the Fund will consider the obligor or borrower underlying the Municipal Bond to be the “issuer.” The Fund may invest up to 30% of the Managed Assets allocated to the Municipal Bond Income Strategy in Municipal Bonds that pay interest that may be includable in taxable income for purposes of the Federal alternative minimum tax. The Fund can invest, directly or indirectly through Underlying Funds, in bonds of any maturity; however, under this strategy, it will generally invest in Municipal Bonds that have a maturity of five years or longer at the time of purchase.

Under normal market conditions, the Fund invests at least 60% of the Fund’s Managed Assets allocated to the Municipal Bond Income Strategy directly in investment grade Municipal Bonds. The Subadviser invests no more than 20% of the Managed Assets allocated to the Municipal Bond Income Strategy in Municipal Bonds rated at or below Caa1 by Moody’s or CCC+ by S&P or Fitch, or comparably rated by another NRSRO, including unrated bonds judged to be of equivalent quality as determined by the Adviser or Subadviser, as applicable. Investment grade securities are those rated Baa or higher by Moody’s (although Moody’s considers securities rated Baa to have speculative characteristics) or BBB or higher by S&P or rated similarly by another NRSRO or, if unrated, judged to be of equivalent quality as determined by the Adviser or Subadviser, as applicable. If the independent ratings agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. Subject to the foregoing limitations, the Fund may invest in securities receiving the lowest ratings from the NRSROs, including securities rated C by Moody’s or D- by S&P, which indicates that the security is in default or has little prospect for full recovery of principal or interest.

Under normal market conditions, the Fund, or the Underlying Funds in which the Fund invests, invests at least 50% of its Managed Assets, directly or indirectly in investment grade Municipal Bonds.

“Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). Such assets attributable to leverage include the portion of assets in tender option bond trusts of which the Fund owns TOB Residuals (as defined below) that has been effectively financed by the trust’s issuance of TOB Floaters (as defined below).

Other Investments. The Fund may invest, directly or indirectly, up to 20% of its Managed Assets in taxable municipal securities. Any portion of the Fund’s assets invested in taxable municipal securities does not count toward the 35%-75% of the Fund’s assets allocated to Municipal Bonds.

The Fund may at times establish hedging positions, which may include short sales and derivatives, such as options, futures and swaps (“Hedging Positions”). Such Hedging Positions may be used to attempt to protect against possible changes in the value of securities held in or to be purchased for the Fund’s portfolio and to manage the effective maturity or duration of the Fund’s portfolio. The Fund’s Hedging Positions may, however, result in income or gain to the Fund that is not exempt from regular U.S. federal income taxes.

A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security. The Fund may benefit from a short position when the shorted security decreases in value by more than the cost of the transaction but will suffer a loss on a short sale if the security’s value does not decline or increase. The Fund will not engage in any short sales of securities issued by CEFs.

The Fund also may attempt to enhance the return on the cash portion of its portfolio by investing in total return swap agreements. A total return swap agreement provides the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is typically settled in cash at least monthly. If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline plus any applicable fees to the counterparty. The Fund may use its own NAV or any other reference asset that the Adviser or Subadviser chooses as the underlying asset in a total return swap. The Fund limits the notional amount of all total return swaps in the aggregate to 15% of the Fund’s Managed Assets.

The Fund may also purchase and sell municipal market data rate locks (“MMD Rate Locks”). An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock is a contract between the Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

In addition to the foregoing principal investment strategies of the Fund, the Adviser also may allocate the Fund’s Managed Assets among cash and short-term investments. There are no limits on the Fund’s portfolio turnover, and the Fund may buy and sell securities to take advantage of potential short-term trading opportunities without regard to length of time and when the Adviser or Subadviser believes investment considerations warrant such action. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

All percentage limitations are measured at the time of investment and may be exceeded on a going-forward basis as a result of credit rating downgrades or market value fluctuations of the Fund’s portfolio securities. Unless otherwise specified herein, the Fund may count its holdings in Underlying Funds towards various guideline tests, including the 80% policy so long as the earnings on the underlying holdings of such Underlying Funds are exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of the Federal alternative minimum tax).

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Common Shareholders. The 80% Policy may be changed by the Board without the vote of a majority (as defined in the 1940 Act, which includes common shares and preferred shares, if any, voting together as a single class, and the holders of the outstanding preferred shares, if any, voting as a single class) of the Fund's outstanding Shares upon at least 60 days' prior written notice to shareholders.

Portfolio Composition

Set forth below is a description of the various types of Municipal Bonds in which the Fund may invest. Obligations are included within the term “Municipal Bonds” if the interest paid thereon is excluded from gross income for U.S. federal income tax purposes in the opinion of bond counsel to the issuer.

Municipal Bonds are either general obligation or revenue bonds and typically are issued to finance public projects, such as roads or public buildings, to pay general operating expenses or to refinance outstanding debt. Municipal Bonds may also be issued for private activities, such as housing, medical and educational facility construction or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit and taxing authority of the issuer and may be repaid from any revenue source. Revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund also may purchase Municipal Bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease.

The Municipal Bonds in which the Fund primarily invests pay interest or income that, in the opinion of bond counsel to the issuer, is exempt from regular U.S. federal income tax. The Adviser and the Subadviser will not conduct their own analysis of the tax status of the interest paid by Municipal Bonds held by the Fund, but will rely on the opinion of counsel to the issuer of each such instrument. The Fund may also invest in Municipal Bonds issued by United States Territories (such as Puerto Rico or Guam) that are exempt from regular U.S. federal income tax. In addition, the Fund may invest in other securities that pay interest or income that is, or make other distributions that are, exempt from regular U.S. federal income tax and/or state and local taxes, regardless of the technical structure of the issuer of the instrument. The Fund treats all of such tax-exempt securities as Municipal Bonds.

The yields on Municipal Bonds are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issuer. The market value of Municipal Bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.

General Obligation Bonds. General obligation bonds are backed by the issuer’s full faith and credit and taxing authority for the payment of principal and interest. The taxing authority of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes (i.e., taxes based upon an assessed value of the property) and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the state’s or entity’s control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base.

Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue sources such as payments from the user of the facility being financed. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.

Private Activity Bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipping, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current U.S. federal income tax laws place substantial limitations on the size of such issues.

Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should be aware that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. Continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed. The Fund expects that, due to investments in private activity bonds, a portion of the distributions it makes on the Common Shares will be includable in the federal alternative minimum taxable income.

Moral Obligation Bonds. The Fund also may invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

Municipal Lease Obligations and Certificates of Participation. Also included within the general category of Municipal Bonds are participations in lease obligations or installment purchase contract obligations of municipal authorities or entities (hereinafter collectively called “Municipal Lease Obligations”). Although a Municipal Lease Obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, a Municipal Lease Obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the Municipal Lease Obligation. However, certain Municipal Lease Obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments.

The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’ notice, of all or any part of the Fund’s participation interest in the underlying leases, plus accrued interest.

Tobacco Settlement Bonds. Included in the general category of Municipal Bonds in which the Fund may invest are “tobacco settlement bonds.” The Fund may invest in tobacco settlement bonds, which are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco related deaths and illnesses which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share in the Master Settlement Agreement (“MSA”). The MSA is an agreement, reached out of court in November 1998 between 46 states and nearly all of the U.S. tobacco manufacturers. The MSA provides for annual payments in perpetuity by the manufacturers to the states in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures or through distinct governmental entities created for such purpose. The principal and interest payments on the bonds are backed by the future revenue flow related to the MSA. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity.

Zero Coupon Bonds. The Fund may invest in zero-coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. When held to its maturity, its return comes from the difference between the purchase price and its maturity value. A zero coupon bond is normally issued and traded at a deep discount from face value. Zero coupon bonds allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, the Fund would be required to distribute the income on any of these instruments as it accrues, even though the Fund will not receive all of the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its Common Shareholders.

Risk Factors [Table Text Block]

Risk Factors

Investing in the Fund involves certain risks relating to its structure and investment objective. You should carefully consider these risk factors, together with all of the other information included in this report, before deciding whether to make an investment in the Fund. An investment in the Fund may not be appropriate for all investors, and an investment in the Common Shares of the Fund should not be considered a complete investment program.

The risks set forth below are not the only risks of the Fund, and the Fund may face other risks that have not yet been identified, which are not currently deemed material or which are not yet predictable. If any of the following risks occur, the Fund’s financial condition and results of operations could be materially adversely affected. In such case, the Fund’s NAV and the trading price of its securities could decline, and you may lose all or part of your investment.

Certain risk factors included below have been revised since the prior disclosure date to reflect certain non-material updates, and new risk factors regarding artificial intelligence and liquidity risks have been added.

Investment-Related Risks:

With the exception of Underlying Fund risk (and except as otherwise noted below), the following risks apply to the direct investments the Fund may make, and generally apply to the Fund’s investments in Underlying Funds. That said, each risk described below may not apply to each Underlying Fund.

Investment and Market Risks. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. The value of the Fund or the Underlying Funds, like other market investments, may move up or down, sometimes rapidly and unpredictably. Overall stock market risks may also affect the NAV of the Fund or the Underlying Funds. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets. An investment in the Fund may at any point in time be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risks. The Adviser’s and the Subadviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or the Subadviser’s judgment, as applicable, will produce the desired results.

Securities Risks. The value of the Fund or an Underlying Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Municipal Bond Risks. The Fund’s indirect and direct investments in Municipal Bonds include certain risks. Municipal Bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of Municipal Bond issuers to pay interest or repay principal. This risk may be increased during periods of economic downturn or political turmoil. Many municipal securities may be called or redeemed prior to their stated maturity. Issuers of municipal securities might seek protection under bankruptcy laws, causing holders of municipal securities to experience delays in collecting principal and interest or prevent such holders from collecting all principal and interest to which they are entitled. In addition, there may be less information available about Municipal Bond investments than comparable debt and equity investments requiring a greater dependence on the Adviser’s and Sub-Adviser’s analytical abilities.

Certain types of Municipal Bonds may be subject to specific risks. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source, and are subject to risks related to the issuer’s ability to raise tax revenues and ability to maintain an adequate tax base. Revenue bonds are subject to the risk that the underlying facilities may not generate sufficient income to pay expenses and interest costs, lack recourse to ensure payment, or might be subordinate to other debtors. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond.

Failure of Municipal Bonds to meet regulatory requirements may cause the interest received by the Fund and distributed to shareholders to be taxable, which may apply retroactively to the date of the issuance of the bond. Municipal bonds are also subject to interest rate, credit, and liquidity risk, which are discussed generally under this Risks Factors section.

State Specific and Industry Risk. While the Fund may not directly invest more than 25% of its Managed Assets in Municipal Bonds in any one industry or in any one state of origin, indirect investments through Underlying Funds might increase the Fund’s exposure to economic, political or regulatory occurrences affecting a particular state or industry.

Puerto Rico Municipal Bond Risks. Municipal obligations issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations may be affected by economic, market, political, and social conditions in Puerto Rico. Puerto Rico currently is experiencing significant fiscal and economic challenges. These challenges may negatively affect the value of the Fund’s investments in Puerto Rico Municipal Bonds. Legislation or further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rico Municipal Bonds.

Tobacco Settlement Bond Risks. Tobacco settlement bonds are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco-related deaths and illnesses, which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share of an agreement between 46 states and nearly all of the U.S. tobacco manufacturers, under which the actual amount of future settlement payments by tobacco manufacturers is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, increased taxes, inflation, financial capability of tobacco companies, and the possibility of tobacco manufacturer bankruptcy. Payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. Tobacco bonds are subject to additional risks, including the risk that a tobacco company defaults on its obligation to make payments to the state or that the MSA or state legislation enacted pursuant to the MSA is void or unenforceable. Cigarette shipments (and therefore MSA payments) will be negatively affected by increased government regulation (such as a ban on menthol cigarettes), price increases above the rate of inflation (including tax increases by federal, state, and local authorities), increased health consciousness by smokers, increases in indoor and outdoor smoking restrictions, and increases in sales of other nicotine delivery devices (such as electronic cigarettes, smoking cessation products and smokeless tobacco).

Credit and Below Investment Grade Securities Risks. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it and the Underlying Funds may invest in below investment grade securities (“junk” and “high yield” securities). Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and may be subject to higher price volatility and default risk than investment grade securities of comparable terms and duration. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade securities are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn. The secondary market for lower rated securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security.

Municipal Market Data Rate Locks. The Fund may purchase and sell municipal market data rate locks (“MMD Rate Locks”). An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock is a contract between the Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments the Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, the Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.

Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of a shareholder’s investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. A rise in interest rates may negatively impact the Fund’s future income relating to leverage, as the Fund will be required to earn more income on its investments to recoup any increased costs of leverage.

Interest rates in the United States and many other countries have experienced significant volatility in recent periods and may continue to fluctuate. Changes in monetary policy, inflationary pressures, fiscal policy and other macroeconomic factors may cause interest rates to rise or fall of the Fund’s investment horizon, potentially rapidly and unpredictably. To the extent the Fund borrows money to finance its investments, the Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase, and in periods of falling interest rates, the Fund’s investment income could decrease. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies in which the Fund invests to service debt, which could materially impact the Fund.

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Deflation risk is the risk that prices throughout the economy decline over time–the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Tactical Municipal CEF Strategy Risk. The Fund invests in CEFs as a principal part of the Tactical Municipal CEF Strategy. The Fund may invest in shares of CEFs that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any CEF purchased by the Fund will ever decrease.

In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such CEFs, thereby adversely affecting the NAV of the Fund’s Common Shares. Similarly, there can be no assurance that any shares of a CEF purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Underlying Fund Risks. Because the Fund invests in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The Fund’s NAV will fluctuate in response to changes in the NAVs of the Underlying Funds in which it invests and will be particularly sensitive to the risks associated with each of the Underlying Funds. Shareholders will bear additional layers of fees and expenses with respect to the Fund’s investments in Underlying Funds because each of the Fund and the Underlying Fund will charge fees and incur separate expenses, which may be magnified if the Underlying Funds use leverage.

The Fund’s investments in Underlying Funds may be restricted by certain provisions of the 1940 Act. Under Section 12(d)(1)(A) of the 1940 Act, the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of the Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. Under Section 12(d)(1)(C) of the 1940 Act, the Fund, together with any other investment companies for which the Adviser acts as an investment adviser, may not, in the aggregate, own more than 10% of the total outstanding voting stock of a registered closed-end investment company. Section 12(d)(1)(F) of the 1940 Act provides that the limitations of Section 12(d)(1) described above shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such Underlying Fund is owned by the Fund and all affiliated persons of the Fund, and (ii) certain requirements are met with respect to sales charges. In addition, Rule 12d1-4 permits the Fund to invest in Underlying Funds beyond the limitations of Section 12(d)(1) described above, subject to various conditions, including that the Fund enter into an investment agreement with the Underlying Fund (which agreements may impose additional conditions on the Fund). In matters upon which the Fund is solicited to vote as a shareholder of an Underlying Fund, the Adviser may be required to vote Underlying Fund shares in the same proportion as shares held by other shareholders of the Underlying Fund.

Defaulted and Distressed Securities Risks. The Fund and the Underlying Funds may invest in defaulted and distressed securities. Defaulted or distressed issuers may be insolvent, in bankruptcy or undergoing some other form of financial restructuring. In the event of a default, the Fund or an Underlying Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, may be delayed, or there may be partial or no recovery of repayment. There is often a time lag between when the Fund and an Underlying Fund makes an investment and when the Fund and the Underlying Fund realizes the value of the investment.

Illiquid Securities Risks. The Fund and the Underlying Funds may invest in illiquid securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by a fund. Illiquid securities also may be difficult to value or be more volatile investments. Liquidity may sometimes be impaired in the municipal market and, because the Fund principally invests in Municipal Bonds, it may find it difficult to purchase or sell such securities at opportune times. Liquidity can be impaired due to interest rate concerns, credit events, or general supply and demand imbalances.

Valuation Risk. There is no central place or national exchange for fixed-income securities trading. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. As a result, the Fund may be subject to risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Tender Option Bonds Risks. The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The value of TOB Residuals may decline rapidly in times of rising interest rates.

The Fund’s use of proceeds received from tender option bond transactions will create economic leverage, creating an opportunity for increased income and returns, but will also create the possibility that long-term returns will be diminished if the cost of the TOB Floaters exceeds the return on the securities deposited in the TOB Issuer. If the income and gains earned on Municipal Bonds deposited in a TOB Issuer that issues TOB Residuals to the Fund are greater than the payments due on the TOB Floaters, the Fund’s returns will be greater than if it had not invested in the TOB Residuals.

Insurance Risks. The Fund may purchase Municipal Bonds that are secured by insurance, bank credit agreements or escrow accounts. The insurance feature of a Municipal Bond does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the shares represented by such insured obligation.

Tax Risks. Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation; interest on state municipal securities to be subject to state or local income taxation; the value of state municipal securities to be subject to state or local intangible personal property tax; or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Derivatives Risks. The Fund and the Underlying Funds may enter into derivatives transactions. Derivatives transactions involve investment techniques and risks different from those associated with the Fund’s other investments in Underlying Funds. Generally, a derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes, and other assets. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund or an Underlying Fund. The Fund or an Underlying Fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the fund is unable to liquidate a position because of an illiquid secondary market. Except with respect to the Fund’s investments in total return swaps, the Fund expects its use of derivative instruments will be for hedging purposes. When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses. The Fund and the Underlying Funds also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by such fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund or an Underlying Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Options and Futures Risks. Options and futures contracts may be more volatile than investments made directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a fund may not be able to close out a transaction without incurring substantial losses. Although a fund’s use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, it will tend to limit any potential gain to a fund that might result from an increase in value of the position.

Market Events Risks. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, financial institution instability, trade disruption, recessions or other events or adverse investor sentiment or other political, regulatory, and market developments (including the threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation), that impact specific economic sectors, industries or segments of the market. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and the liquidity of the U.S. government securities markets and ultimately the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Additionally, various countries have seen significant internal conflicts and, in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s performance.

Additionally, climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State's or municipality's infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State's or municipality's financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

These losses could adversely affect the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of municipal securities. Since property and security values are driven largely by buyers' perceptions, it is difficult to know the time period over which these market effects might unfold.

Artificial Intelligence. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. This risk has been added since the prior disclosure date.

Swap Risks. The Fund and the Underlying Funds may enter into various swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), currency exchange and MMD Rate Locks for various portfolio management purposes. Swap agreements are subject to interest rate risks; credit risks; the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. Each of these could cause the Fund to incur losses and fail to obtain its investment objective.

Short Sale Risks. Short sales are expected to be utilized by the Fund, if at all, for hedging purposes. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. Positions in shorted securities are speculative and riskier than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk and may also result in higher transaction costs and higher taxes.

Rating Agency Risk. Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

United States Credit Rating Downgrade Risk. On August 1, 2023, Fitch Ratings downgraded its long-term sovereign credit rating on the United States to "AA+" from "AAA," citing, among other factors, fiscal deterioration and growing government debt burdens. These downgrades, and any additional downgrades that may occur in the future, reflect concerns regarding the U.S. government's fiscal management and long-term debt trajectory. In general, a lower sovereign credit rating, or the anticipation of such a downgrade, could increase volatility in both the U.S. and global stock and bond markets, result in higher interest rates and lower prices for U.S. Treasury securities, and increase borrowing costs across all types of debt. There can be no assurance that these or any future rating actions will not adversely affect the Fund's investments.

Legislation and Regulatory Risks. At any time, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund, securities held by the Fund or the issuers of such securities. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

Defensive Measures. The Fund may invest up to 100% of its assets in cash, cash equivalents and short-term investments as a defensive measure in response to adverse market conditions or opportunistically at the discretion of the Adviser or Subadviser. During these periods, the Fund may not be pursuing its investment objectives.

Structural Risks:

Market Discount. Common stock of CEFs frequently trades at a discount from its NAV. This risk may be greater for investors selling their shares in a relatively short period of time after completion of the initial offering. The Fund’s Common Shares may trade at a price that is less than the initial offering price. This risk would also apply to the Fund’s investments in CEFs.

Limited Term and Eligible Tender Offer Risk. The Fund is scheduled to terminate on or around February 26, 2036 (the “Termination Date”) unless it is converted to a perpetual fund, as described below. The Fund’s investment objectives and policies are not designed to seek to return to investors their initial investment and investors that purchase shares of the Fund may receive more or less than their original investment.

The Board may, but is not required to, cause the Fund to conduct a tender offer to all Common Shareholders at a price equal to the NAV (an “Eligible Tender Offer”). If the Fund conducts an Eligible Tender Offer, there can be no assurance that the Fund’s net assets would not fall below $100 million (the “Termination Threshold”), in which case the Eligible Tender Offer will be terminated, and the Fund will terminate on or before the Termination Date (subject to possible extensions). If the Fund’s net assets are equal or greater than the Termination Threshold, the Fund will have a perpetual existence upon the affirmative vote of a majority of the Board, without shareholder approval.

An Eligible Tender Offer or liquidation may require the Fund to sell securities when it otherwise would not, or at reduced prices, leading to losses for the Fund and increased transaction expenses. Thereafter, remaining shareholders may only be able to sell their shares at a discount to NAV. The Adviser may have a conflict of interest in recommending that the Fund have a perpetual existence.

The potential required sale of portfolio securities, purchase of tendered shares in an Eligible Tender Offer, and/or potential liquidation of the Fund may also have adverse tax consequences for the Fund and shareholders. In addition, the completion of an Eligible Tender Offer may cause disruptions and changes in the Fund’s investment portfolio, increase the proportional burden of the Fund’s expenses on the remaining shareholders, and adversely impact the secondary market trading of such shares.

Investment Style Risk. The Fund is managed by allocating the Fund’s assets to two different strategies, which may cause the Fund to underperform funds that do not limit their investments to these two strategies during periods when these strategies underperform other types of investments.

Multi-Manager Risk. The Adviser and the Subadviser’s investment styles may not always be complementary, which could adversely affect the performance of the Fund. The Adviser and the Subadviser may, at any time, take positions that in effect may be opposite of positions taken by each other, incurring brokerage and other transaction costs without accomplishing any net investment results. The multi-manager approach could increase the Fund’s portfolio turnover rates, which may result in higher trading costs and tax consequences associated with portfolio turnover that may adversely affect the Fund’s performance. Further, if the Subadviser is not retained, Fund performance will become dependent on the Adviser or a new subadviser successfully implementing the municipal bond income strategy, which might have an adverse effect on an investment in the Fund.

Asset Allocation Risk. To the extent that the Adviser’s asset allocation between the Fund’s principal investment strategies may fail to produce the intended result, the Fund’s return may suffer. Additionally, the potentially active asset allocation style of the Fund may lead to changing allocations over time and represent a risk to investors who target fixed asset allocations.

Leverage Risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The leverage costs may be greater than the Fund’s return on the underlying investments made from the proceeds of leverage. The Fund’s leveraging strategy may not be successful. Leverage risk would also apply to the Fund’s investments in Underlying Funds to the extent an Underlying Fund uses leverage. To the extent the Fund uses leverage and invests in Underlying Funds that also use leverage, the risks associated with leverage will be magnified, potentially significantly.

Liquidity Risks. Although the Shares are listed on the NYSE, there might be no or limited trading volume in the Fund’s Shares. Moreover, there can be no assurance that the Fund will continue to meet the listing eligibility requirements of a national securities exchange. Accordingly, investors may be unable to sell all or part of their Shares in a particular timeframe. Shares in the Fund are therefore suitable only for investors that can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, Shares will not be redeemable at an investor’s option. The NAV of the Shares may be volatile. The Fund is designed for long-term investors and not as a trading vehicle. Moreover, the Shares will not be eligible for “short sale” transactions or other directional hedging products. This risk has been added since the prior disclosure date.

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund.

Potential Conflicts of Interest Risk. The Adviser and the Subadviser each manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund, and, as a result may face conflicts of interests regarding the implementation of the Fund’s strategy and allocation between funds and accounts. This may limit the Fund’s ability to take full advantage of the investment opportunity or affect the market price of the investment. Each party may also have incentives to favor one account over another due to different fees paid to such accounts. While each party has adopted policies and procedures that address these potential conflicts of interest, there is no guarantee that the policies will be successful in mitigating the conflicts of interest that arise. In addition, the Fund’s use of leverage will increase the amount of the fees paid to the Adviser and Subadviser, creating a financial incentive for the Adviser to leverage the Fund.

Stockholder Activism. The Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business, and the Fund may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interests of the Fund. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism.

Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. Cybersecurity breaches can result from both intentional and unintentional events, and a breach may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Such events could result in regulatory penalties, reputational damage, additional compliance costs, and/or financial loss to the Fund.

Anti-Takeover Provisions. Maryland law and the Fund’s charter and bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board of Directors and the supermajority voting requirements. These provisions could deprive the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV.

Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying Common Shares or Preferred Shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Secondary Market for the Common Shares. The issuance of shares of the Fund through the Fund’s dividend reinvestment plan (the “Plan”) may have an adverse effect on the secondary market for the Fund’s shares. The increase in the number of outstanding shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such shares may be issued, may put downward pressure on the market price for the Common Shares. When the shares are trading at a premium, the Fund may also issue shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding shares resulting from these offerings may put downward pressure on the market price for such shares.

Effects of Leverage [Text Block]

Effects of Leverage. The aggregate principal amount of borrowings under the BNP Facility and the use of proceeds from tender option bond transactions represented approximately 39.95% of Managed Assets as of June 30, 2026. Asset coverage from tender option bond transactions was 250%. Borrowings under the BNP Facility bear interest at the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Facility is also subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met. As of June 30, 2026, the average daily weighted interest rate applicable to the leverage attained through borrowings and the use of tender option bond transactions during the period ended June 30, 2026 was 3.05% of the note obligation outstanding. The total weighted average cost of the leverage outstanding as of June 30, 2026 (inclusive of the BNP Facility and leverage attained through borrowings and the use of tender option bond transactions) was 3.05% of the principal amount outstanding. Assuming that the Fund’s leverage costs remain as described above (at an assumed annual cost of 3.05% of the principal amount outstanding) the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover its leverage costs would be 1.22%.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Common Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 39.95% of the Fund’s Managed Assets and the Fund’s assumed annual leverage costs rate of 3.05% of the principal amounts outstanding.

Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-18.68%	-10.36%	-2.03%	6.30%	14.62%

Total return is composed of two elements—the dividends on Common Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

During the time in which the Fund is using leverage, the amount of the fees paid to the Adviser (and from the Adviser to the Subadviser) for investment management services (and subadvisory services) is higher than if the Fund did not use leverage because the fees paid are calculated based on the Fund’s Managed Assets. This may create a conflict of interest between the Adviser and the Subadviser, on the one hand, and the Common Shareholders, on the other. Also, because the leverage costs will be borne by the Fund at a specified interest rate, only the Fund’s Common Shareholders will bear the cost of the Fund’s management fees and other expenses. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-18.68%	-10.36%	-2.03%	6.30%	14.62%

Return at Minus Ten [Percent]											(18.68%)
Return at Minus Five [Percent]											(10.36%)
Return at Zero [Percent]											(2.03%)
Return at Plus Five [Percent]											6.30%
Return at Plus Ten [Percent]											14.62%
Effects of Leverage, Purpose [Text Block]											The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Common Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 39.95% of the Fund’s Managed Assets and the Fund’s assumed annual leverage costs rate of 3.05% of the principal amounts outstanding.
Share Price [Table Text Block]

	MARKET PRICE(1)		NET ASSET VALUE (2)		PREMIUM/(DISCOUNT) TO NET ASSET VALUE(3)
Quarter Ended	High	Low	High	Low	High	Low
June 30, 2024	$14.34	$13.49	$15.51	$15.33	-7.54%	-12.00%
September 30, 2024	$14.59	$13.87	$15.59	$15.41	-6.41%	-9.99%
December 31, 2024	$14.58	$13.32	$15.81	$15.23	-7.78%	-12.54%
March 31, 2025	$14.48	$13.40	$15.47	$14.78	-6.40%	-9.34%
June 30, 2025	$13.50	$12.22	$14.72	$13.93	-8.29%	-12.28%
September 30, 2025	$13.11	$12.41	$14.28	$13.71	-8.19%	-9.48%
December 31, 2025	$13.22	$12.65	$14.40	$14.27	-8.19%	-11.35%
March 31, 2026	$13.23	$12.31	$14.50	$14.07	-8.76%	-12.51%
June 30, 2026	$13.63	$12.70	$14.60	$14.18	-6.64%	-10.44%

(1)	Based on high and low closing market price for the respective quarter.
(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
(3)	Calculated based on the information presented.

Investment and Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risks. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. The value of the Fund or the Underlying Funds, like other market investments, may move up or down, sometimes rapidly and unpredictably. Overall stock market risks may also affect the NAV of the Fund or the Underlying Funds. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets. An investment in the Fund may at any point in time be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risks. The Adviser’s and the Subadviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or the Subadviser’s judgment, as applicable, will produce the desired results.

Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]											Securities Risks. The value of the Fund or an Underlying Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.
Municipal Bond Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Bond Risks. The Fund’s indirect and direct investments in Municipal Bonds include certain risks. Municipal Bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of Municipal Bond issuers to pay interest or repay principal. This risk may be increased during periods of economic downturn or political turmoil. Many municipal securities may be called or redeemed prior to their stated maturity. Issuers of municipal securities might seek protection under bankruptcy laws, causing holders of municipal securities to experience delays in collecting principal and interest or prevent such holders from collecting all principal and interest to which they are entitled. In addition, there may be less information available about Municipal Bond investments than comparable debt and equity investments requiring a greater dependence on the Adviser’s and Sub-Adviser’s analytical abilities.

Certain types of Municipal Bonds may be subject to specific risks. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source, and are subject to risks related to the issuer’s ability to raise tax revenues and ability to maintain an adequate tax base. Revenue bonds are subject to the risk that the underlying facilities may not generate sufficient income to pay expenses and interest costs, lack recourse to ensure payment, or might be subordinate to other debtors. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond.

Failure of Municipal Bonds to meet regulatory requirements may cause the interest received by the Fund and distributed to shareholders to be taxable, which may apply retroactively to the date of the issuance of the bond. Municipal bonds are also subject to interest rate, credit, and liquidity risk, which are discussed generally under this Risks Factors section.

State Specific and Industry Risk. While the Fund may not directly invest more than 25% of its Managed Assets in Municipal Bonds in any one industry or in any one state of origin, indirect investments through Underlying Funds might increase the Fund’s exposure to economic, political or regulatory occurrences affecting a particular state or industry.

Puerto Rico Municipal Bond Risks. Municipal obligations issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations may be affected by economic, market, political, and social conditions in Puerto Rico. Puerto Rico currently is experiencing significant fiscal and economic challenges. These challenges may negatively affect the value of the Fund’s investments in Puerto Rico Municipal Bonds. Legislation or further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rico Municipal Bonds.

Tobacco Settlement Bond Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tobacco Settlement Bond Risks. Tobacco settlement bonds are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco-related deaths and illnesses, which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share of an agreement between 46 states and nearly all of the U.S. tobacco manufacturers, under which the actual amount of future settlement payments by tobacco manufacturers is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, increased taxes, inflation, financial capability of tobacco companies, and the possibility of tobacco manufacturer bankruptcy. Payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. Tobacco bonds are subject to additional risks, including the risk that a tobacco company defaults on its obligation to make payments to the state or that the MSA or state legislation enacted pursuant to the MSA is void or unenforceable. Cigarette shipments (and therefore MSA payments) will be negatively affected by increased government regulation (such as a ban on menthol cigarettes), price increases above the rate of inflation (including tax increases by federal, state, and local authorities), increased health consciousness by smokers, increases in indoor and outdoor smoking restrictions, and increases in sales of other nicotine delivery devices (such as electronic cigarettes, smoking cessation products and smokeless tobacco).

Credit and Below Investment Grade Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit and Below Investment Grade Securities Risks. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it and the Underlying Funds may invest in below investment grade securities (“junk” and “high yield” securities). Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and may be subject to higher price volatility and default risk than investment grade securities of comparable terms and duration. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade securities are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn. The secondary market for lower rated securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security.

Municipal Market Data Rate Locks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Market Data Rate Locks. The Fund may purchase and sell municipal market data rate locks (“MMD Rate Locks”). An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate Lock is a contract between the Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments the Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, the Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Deflation risk is the risk that prices throughout the economy decline over time–the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Tactical Municipal CEF Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tactical Municipal CEF Strategy Risk. The Fund invests in CEFs as a principal part of the Tactical Municipal CEF Strategy. The Fund may invest in shares of CEFs that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any CEF purchased by the Fund will ever decrease.

In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such CEFs, thereby adversely affecting the NAV of the Fund’s Common Shares. Similarly, there can be no assurance that any shares of a CEF purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Underlying Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Fund Risks. Because the Fund invests in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The Fund’s NAV will fluctuate in response to changes in the NAVs of the Underlying Funds in which it invests and will be particularly sensitive to the risks associated with each of the Underlying Funds. Shareholders will bear additional layers of fees and expenses with respect to the Fund’s investments in Underlying Funds because each of the Fund and the Underlying Fund will charge fees and incur separate expenses, which may be magnified if the Underlying Funds use leverage.

The Fund’s investments in Underlying Funds may be restricted by certain provisions of the 1940 Act. Under Section 12(d)(1)(A) of the 1940 Act, the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of the Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. Under Section 12(d)(1)(C) of the 1940 Act, the Fund, together with any other investment companies for which the Adviser acts as an investment adviser, may not, in the aggregate, own more than 10% of the total outstanding voting stock of a registered closed-end investment company. Section 12(d)(1)(F) of the 1940 Act provides that the limitations of Section 12(d)(1) described above shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such Underlying Fund is owned by the Fund and all affiliated persons of the Fund, and (ii) certain requirements are met with respect to sales charges. In addition, Rule 12d1-4 permits the Fund to invest in Underlying Funds beyond the limitations of Section 12(d)(1) described above, subject to various conditions, including that the Fund enter into an investment agreement with the Underlying Fund (which agreements may impose additional conditions on the Fund). In matters upon which the Fund is solicited to vote as a shareholder of an Underlying Fund, the Adviser may be required to vote Underlying Fund shares in the same proportion as shares held by other shareholders of the Underlying Fund.

Defaulted and Distressed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted and Distressed Securities Risks. The Fund and the Underlying Funds may invest in defaulted and distressed securities. Defaulted or distressed issuers may be insolvent, in bankruptcy or undergoing some other form of financial restructuring. In the event of a default, the Fund or an Underlying Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, may be delayed, or there may be partial or no recovery of repayment. There is often a time lag between when the Fund and an Underlying Fund makes an investment and when the Fund and the Underlying Fund realizes the value of the investment.

Illiquid Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Securities Risks. The Fund and the Underlying Funds may invest in illiquid securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by a fund. Illiquid securities also may be difficult to value or be more volatile investments. Liquidity may sometimes be impaired in the municipal market and, because the Fund principally invests in Municipal Bonds, it may find it difficult to purchase or sell such securities at opportune times. Liquidity can be impaired due to interest rate concerns, credit events, or general supply and demand imbalances.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. There is no central place or national exchange for fixed-income securities trading. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. As a result, the Fund may be subject to risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Tender Option Bonds Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tender Option Bonds Risks. The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The value of TOB Residuals may decline rapidly in times of rising interest rates.

The Fund’s use of proceeds received from tender option bond transactions will create economic leverage, creating an opportunity for increased income and returns, but will also create the possibility that long-term returns will be diminished if the cost of the TOB Floaters exceeds the return on the securities deposited in the TOB Issuer. If the income and gains earned on Municipal Bonds deposited in a TOB Issuer that issues TOB Residuals to the Fund are greater than the payments due on the TOB Floaters, the Fund’s returns will be greater than if it had not invested in the TOB Residuals.

Insurance Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insurance Risks. The Fund may purchase Municipal Bonds that are secured by insurance, bank credit agreements or escrow accounts. The insurance feature of a Municipal Bond does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the shares represented by such insured obligation.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation; interest on state municipal securities to be subject to state or local income taxation; the value of state municipal securities to be subject to state or local intangible personal property tax; or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Derivatives Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risks. The Fund and the Underlying Funds may enter into derivatives transactions. Derivatives transactions involve investment techniques and risks different from those associated with the Fund’s other investments in Underlying Funds. Generally, a derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes, and other assets. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund or an Underlying Fund. The Fund or an Underlying Fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the fund is unable to liquidate a position because of an illiquid secondary market. Except with respect to the Fund’s investments in total return swaps, the Fund expects its use of derivative instruments will be for hedging purposes. When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses. The Fund and the Underlying Funds also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by such fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund or an Underlying Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Options and Futures Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options and Futures Risks. Options and futures contracts may be more volatile than investments made directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a fund may not be able to close out a transaction without incurring substantial losses. Although a fund’s use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, it will tend to limit any potential gain to a fund that might result from an increase in value of the position.

Market Events Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Events Risks. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, financial institution instability, trade disruption, recessions or other events or adverse investor sentiment or other political, regulatory, and market developments (including the threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation), that impact specific economic sectors, industries or segments of the market. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and the liquidity of the U.S. government securities markets and ultimately the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Additionally, various countries have seen significant internal conflicts and, in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s performance.

Additionally, climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State's or municipality's infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State's or municipality's financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

These losses could adversely affect the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of municipal securities. Since property and security values are driven largely by buyers' perceptions, it is difficult to know the time period over which these market effects might unfold.

Artificial Intelligence [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. This risk has been added since the prior disclosure date.

Swap Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Risks. The Fund and the Underlying Funds may enter into various swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), currency exchange and MMD Rate Locks for various portfolio management purposes. Swap agreements are subject to interest rate risks; credit risks; the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. Each of these could cause the Fund to incur losses and fail to obtain its investment objective.

Short Sale Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sale Risks. Short sales are expected to be utilized by the Fund, if at all, for hedging purposes. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. Positions in shorted securities are speculative and riskier than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk and may also result in higher transaction costs and higher taxes.

Rating Agency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rating Agency Risk. Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

United States Credit Rating Downgrade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

United States Credit Rating Downgrade Risk. On August 1, 2023, Fitch Ratings downgraded its long-term sovereign credit rating on the United States to "AA+" from "AAA," citing, among other factors, fiscal deterioration and growing government debt burdens. These downgrades, and any additional downgrades that may occur in the future, reflect concerns regarding the U.S. government's fiscal management and long-term debt trajectory. In general, a lower sovereign credit rating, or the anticipation of such a downgrade, could increase volatility in both the U.S. and global stock and bond markets, result in higher interest rates and lower prices for U.S. Treasury securities, and increase borrowing costs across all types of debt. There can be no assurance that these or any future rating actions will not adversely affect the Fund's investments.

Legislation and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation and Regulatory Risks. At any time, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund, securities held by the Fund or the issuers of such securities. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

Defensive Measures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defensive Measures. The Fund may invest up to 100% of its assets in cash, cash equivalents and short-term investments as a defensive measure in response to adverse market conditions or opportunistically at the discretion of the Adviser or Subadviser. During these periods, the Fund may not be pursuing its investment objectives.

Market Discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount. Common stock of CEFs frequently trades at a discount from its NAV. This risk may be greater for investors selling their shares in a relatively short period of time after completion of the initial offering. The Fund’s Common Shares may trade at a price that is less than the initial offering price. This risk would also apply to the Fund’s investments in CEFs.

Limited Term and Eligible Tender Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Term and Eligible Tender Offer Risk. The Fund is scheduled to terminate on or around February 26, 2036 (the “Termination Date”) unless it is converted to a perpetual fund, as described below. The Fund’s investment objectives and policies are not designed to seek to return to investors their initial investment and investors that purchase shares of the Fund may receive more or less than their original investment.

The Board may, but is not required to, cause the Fund to conduct a tender offer to all Common Shareholders at a price equal to the NAV (an “Eligible Tender Offer”). If the Fund conducts an Eligible Tender Offer, there can be no assurance that the Fund’s net assets would not fall below $100 million (the “Termination Threshold”), in which case the Eligible Tender Offer will be terminated, and the Fund will terminate on or before the Termination Date (subject to possible extensions). If the Fund’s net assets are equal or greater than the Termination Threshold, the Fund will have a perpetual existence upon the affirmative vote of a majority of the Board, without shareholder approval.

An Eligible Tender Offer or liquidation may require the Fund to sell securities when it otherwise would not, or at reduced prices, leading to losses for the Fund and increased transaction expenses. Thereafter, remaining shareholders may only be able to sell their shares at a discount to NAV. The Adviser may have a conflict of interest in recommending that the Fund have a perpetual existence.

The potential required sale of portfolio securities, purchase of tendered shares in an Eligible Tender Offer, and/or potential liquidation of the Fund may also have adverse tax consequences for the Fund and shareholders. In addition, the completion of an Eligible Tender Offer may cause disruptions and changes in the Fund’s investment portfolio, increase the proportional burden of the Fund’s expenses on the remaining shareholders, and adversely impact the secondary market trading of such shares.

Investment Style Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Style Risk. The Fund is managed by allocating the Fund’s assets to two different strategies, which may cause the Fund to underperform funds that do not limit their investments to these two strategies during periods when these strategies underperform other types of investments.

Multi-Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multi-Manager Risk. The Adviser and the Subadviser’s investment styles may not always be complementary, which could adversely affect the performance of the Fund. The Adviser and the Subadviser may, at any time, take positions that in effect may be opposite of positions taken by each other, incurring brokerage and other transaction costs without accomplishing any net investment results. The multi-manager approach could increase the Fund’s portfolio turnover rates, which may result in higher trading costs and tax consequences associated with portfolio turnover that may adversely affect the Fund’s performance. Further, if the Subadviser is not retained, Fund performance will become dependent on the Adviser or a new subadviser successfully implementing the municipal bond income strategy, which might have an adverse effect on an investment in the Fund.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset Allocation Risk. To the extent that the Adviser’s asset allocation between the Fund’s principal investment strategies may fail to produce the intended result, the Fund’s return may suffer. Additionally, the potentially active asset allocation style of the Fund may lead to changing allocations over time and represent a risk to investors who target fixed asset allocations.

Leverage Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The leverage costs may be greater than the Fund’s return on the underlying investments made from the proceeds of leverage. The Fund’s leveraging strategy may not be successful. Leverage risk would also apply to the Fund’s investments in Underlying Funds to the extent an Underlying Fund uses leverage. To the extent the Fund uses leverage and invests in Underlying Funds that also use leverage, the risks associated with leverage will be magnified, potentially significantly.

Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risks. Although the Shares are listed on the NYSE, there might be no or limited trading volume in the Fund’s Shares. Moreover, there can be no assurance that the Fund will continue to meet the listing eligibility requirements of a national securities exchange. Accordingly, investors may be unable to sell all or part of their Shares in a particular timeframe. Shares in the Fund are therefore suitable only for investors that can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, Shares will not be redeemable at an investor’s option. The NAV of the Shares may be volatile. The Fund is designed for long-term investors and not as a trading vehicle. Moreover, the Shares will not be eligible for “short sale” transactions or other directional hedging products. This risk has been added since the prior disclosure date.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk. The Adviser and the Subadviser each manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund, and, as a result may face conflicts of interests regarding the implementation of the Fund’s strategy and allocation between funds and accounts. This may limit the Fund’s ability to take full advantage of the investment opportunity or affect the market price of the investment. Each party may also have incentives to favor one account over another due to different fees paid to such accounts. While each party has adopted policies and procedures that address these potential conflicts of interest, there is no guarantee that the policies will be successful in mitigating the conflicts of interest that arise. In addition, the Fund’s use of leverage will increase the amount of the fees paid to the Adviser and Subadviser, creating a financial incentive for the Adviser to leverage the Fund.

Stockholder Activism [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stockholder Activism. The Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business, and the Fund may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interests of the Fund. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. Cybersecurity breaches can result from both intentional and unintentional events, and a breach may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Such events could result in regulatory penalties, reputational damage, additional compliance costs, and/or financial loss to the Fund.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions. Maryland law and the Fund’s charter and bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board of Directors and the supermajority voting requirements. These provisions could deprive the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV.

Risks Associated with Additional Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying Common Shares or Preferred Shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Secondary Market for the Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market for the Common Shares. The issuance of shares of the Fund through the Fund’s dividend reinvestment plan (the “Plan”) may have an adverse effect on the secondary market for the Fund’s shares. The increase in the number of outstanding shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such shares may be issued, may put downward pressure on the market price for the Common Shares. When the shares are trading at a premium, the Fund may also issue shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding shares resulting from these offerings may put downward pressure on the market price for such shares.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of a shareholder’s investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. A rise in interest rates may negatively impact the Fund’s future income relating to leverage, as the Fund will be required to earn more income on its investments to recoup any increased costs of leverage.

Interest rates in the United States and many other countries have experienced significant volatility in recent periods and may continue to fluctuate. Changes in monetary policy, inflationary pressures, fiscal policy and other macroeconomic factors may cause interest rates to rise or fall of the Fund’s investment horizon, potentially rapidly and unpredictably. To the extent the Fund borrows money to finance its investments, the Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase, and in periods of falling interest rates, the Fund’s investment income could decrease. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies in which the Fund invests to service debt, which could materially impact the Fund.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[13]	12.70	$ 12.31	$ 12.65	$ 12.41	12.22	$ 13.40	$ 13.32	$ 13.87	13.49
Highest Price or Bid	[13]	13.63	13.23	13.22	13.11	13.50	14.48	14.58	14.59	14.34
Lowest Price or Bid, NAV	[14]	14.18	14.07	14.27	13.71	13.93	14.78	15.23	15.41	15.33
Highest Price or Bid, NAV	[14]	$ 14.60	$ 14.50	$ 14.40	$ 14.28	$ 14.72	$ 15.47	$ 15.81	$ 15.59	$ 15.51
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[15]	(6.64%)	(8.76%)	(8.19%)	(8.19%)	(8.29%)	(6.40%)	(7.78%)	(6.41%)	(7.54%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[15]	(10.44%)	(12.51%)	(11.35%)	(9.48%)	(12.28%)	(9.34%)	(12.54%)	(9.99%)	(12.00%)
Share Price		$ 13.63									$ 13.63
NAV Per Share		$ 14.60									$ 14.60
Latest Premium (Discount) to NAV [Percent]											(6.64%)

[1]	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The management fee paid by the Fund to RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to MacKay Shields LLC (the “Subadviser”) for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings and tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.34% of net assets attributable to Common Shares assuming the use of leverage in an amount of 39.95% of the Fund’s Managed Assets. The Fund's average Managed Assets for the fiscal year ended June 30, 2026 (which includes the use of leverage discussed in footnote (5)) were multiplied by the annual advisory fee rate and then divided by the Fund's average net assets for the same period to calculate the management fee as a percentage of the Fund's net assets attributable to Common Shares.
[4]	As of the date of this report, the Fund has not issued any Preferred Shares. The applicable prospectus supplement will set forth the expense related to any Preferred Shares issued in the future.
[5]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 1.59% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[6]	Interest and fees on leverage in the table reflect the cost to the Fund of borrowings and TOB transactions, expressed as a percentage of the Fund’s net assets as of June 30, 2026. The table assumes the use of leverage from borrowings and the proceeds of TOB transactions representing, in the aggregate, 39.95% of Managed Assets, which reflects approximately the percentage of the Fund's total average Managed Assets attributable to such leverage averaged over the year ended June 30, 2026, at a weighted average annual expense to the Fund of 3.05%.
[7]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”
[8]	The “Leverage Costs” include the expenses associated with the Fund’s tender option bond (“TOB”) transactions, including remarketing, administration and trustee services to a TOB issuer.
[9]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value (“NAV”) and that the Fund is engaged in leverage of 39.95% of Managed Assets, assuming interest and fees on leverage of 3.05%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on borrowings, as well as interest and fees payable for the Fund’s TOB transactions. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[10]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[11]	For the period February 24, 2021, commencement of operations, to June 30, 2021.
[12]	The asset coverage ratio is calculated by subtracting the Fund’s total liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
[13]	Based on high and low closing market price for the respective quarter.
[14]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[15]	Calculated based on the information presented.